Revenues	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Revenues

Note 28. Revenues

28.1Nature of goods sold and services

The information sets below described the core activities of the business units from which the Company generates its revenues. According to the standard, the performance obligation for the Company’s business units is satisfied at a point when the control of goods and services is transferred to the customers. For detailed information about business segments, see Note 27.

Segment	Product or Service	Nature, timing to fulfill the performance obligation and significant payment terms
Coca-Cola FEMSA	Beverages sales

Includes the delivery of beverages to customers and wholesalers. The transaction prices are assigned to each product on sale based on its own sale price separately, net of promotions and discounts. The performance obligation is satisfied at the point in time the product on sale is delivered to the customer.

Services revenues

Includes the rendering of manufacturing services, logistic and administrative services. The transaction prices are assigned to each product on sale based on its own sale price if sold separately. The performance obligation is satisfied at the point in time the service is delivered to the customer.

FEMSA Comercio –Proximity Division	Products sales

Operates the largest chain of small-format stores in Mexico and Latin America including as some of its principal products as beers, cigarettes, sodas, other beverages and snacks. The performance obligation is satisfied at the time of the sale or at the moment the control of the product is transferred and the payment is made by the customer.

Commercial revenues

Includes mainly the commercialization of spaces into within stores, and revenues related to promotions and financial services. The performance obligation is satisfied at the point in time the service is rendered to the customer.

FEMSA Comercio – Health Division	Product sales	The core products include patent and generic formulas of medicines, beauty products, medical supplements, housing and personnel care products. The performance obligation is satisfied at the point in time of the sale or at the moment the control of the product is transferred to the customer.
Services revenues

Rendering of services adding value as financial institutions, medical consultation and some financial services. The performance obligation is satisfied at the point in time of the rendering or the control is transferred to the customer.

FEMSA Comercio – Fuel Division	Product sales

The core products are sold in the retail service stations as fuels, diesel, motor oils and other car care products. The performance obligation is satisfied at the point in time on sale and/or the control is transferred to the customer.

Logistics and distribution	Integral logistic services

Rendering a wide range of logistic services and maintenance of vehicles to subsidiaries and customers. The operations are on a daily, monthly or based upon the customer’s request. The revenue is recognized progressively during the time the service is rendered in a period no greater than a month.

Product sales in the Jan-San, packaging and specialized distribution industry.

The revenues in this business are integrated from the sale of consumables in the janitorial, sanitary supply, and packaging industry in the United States. The performance obligation is satisfied at the point in time on sale and/or when the control is transferred to the customer.

Others	Production and sale of commercial refrigeration, plastic solutions, sale of equipment for food processing

Involves the production, commercialization of refrigerators including its delivery and installation and offering of integral maintenance services at the point of sale. Also includes the design, manufacturing, and recycling of plastic products. In addition, it includes the sale of equipment for food processing, storage and weighing. The revenue recognition is performed at the time in which the corresponding installation is concluded. The recognition of revenue in other business lines is performed at the point of sale or in time the control of the product is transferred to the customer.

28.2Disaggregation of revenue

The information sets below describe the disaggregation of revenue by geographic area, business unit and products and services categories in which the Company operates. The timing in which the revenues are recognized by the business units in the Company, is mainly at the point in the time in which control of goods and services is transferred in its entirety to the customer.

							FEMSA Comercio –						FEMSA Comercio –						FEMSA Comercio –												Other
		Coca-Cola FEMSA					Proximity Division						Health Division						Fuel Division						Logistics and Distribution						Segments						Total
	2021		2020		2019		2021		2020		2019		2021		2020		2019		2021		2020 (Revised)		2019 (Revised)		2021		2020 (Revised)		2019 (Revised)		2021		2020 (Revised)		2019 (Revised)		2021		2020		2019
By geographic areas:
Mexico and Central America (1)	Ps.	115,794	Ps.	106,783	Ps.	109,249	Ps.	195,990	Ps.	179,218	Ps.	182,864	Ps.	10,814	Ps.	9,716	Ps.	8,170	Ps.	39,922	Ps.	34,322	Ps.	48,790	Ps.	11,789	Ps.	11,349	Ps.	12,269	Ps.	19,260	Ps.	15,519	Ps.	19,010	Ps.	393,569	Ps.	356,907	Ps.	380,352
United States (2)		—		—		—		11		15		—		—		—		—		—		—		—		27,787		11,563		—		279		687		—		28,077		12,265		—
South America (3)		79,010		76,832		85,222		2,585		2,044		1,946		62,213		55,456		50,752		—		—		—		8,836		8,656		7,565		2,215		1,105		1,988		154,859		144,093		147,473
Venezuela		—		—		—		—		—		—		—		—		—		—		—		—		—		—		—		—		—		18		—		—		18
Total revenues		194,804		183,615		194,471		198,586		181,277		184,810		73,027		65,172		58,922		39,922		34,322		48,790		48,412		31,568		19,834		21,754		17,311		21,016		576,505		513,265		527,843
Consolidation adjustments		5,428		5,016		5,688		520		451		325		—		—		—		57		9		11		5,809		5,508		5,953		8,430		9,315		9,155		20,244		20,299		21,132
Consolidated revenues		189,376		178,599		188,783		198,066		180,826		184,485		73,027		65,172		58,922		39,865		34,313		48,779		42,603		26,060		13,881		13,324		7,996		11,861		556,261		492,966		506,711
By products and/or services
Products sold in the point-of-sale	Ps.	194,804	Ps.	183,615	Ps.	194,471	Ps.	198,586	Ps.	181,277	Ps.	184,810	Ps.	73,027	Ps.	65,172	Ps.	58,922	Ps.	39,585	Ps.	34,322	Ps.	48,790	Ps.	27,623	Ps.	11,276	Ps.	—	Ps.	14,814	Ps.	11,443	Ps.	12,261	Ps.	548,439	Ps.	487,105	Ps.	499,254
Services revenues		—		—		—		—		—		—		—		—		—		337		—		—		20,789		20,292		19,834		6,940		5,868		8,755		28,066		26,160		28,589
Consolidation adjustments		5,428		5,016		5,688		520		451		325		—		—		—		57		9		11		5,809		5,508		5,953		8,430		9,315		9,155		20,244		20,299		21,132
Consolidated revenues		189,376		178,599		188,783		198,066		180,826		184,485		73,027		65,172		58,922		39,865		34,313		48,779		42,603		26,060		13,881		13,324		7,996		11,861		556,261		492,966		506,711
(1)	Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 355,920, Ps. 320,694 and Ps. 346,659 during the years ended December 31, 2021, 2020 and 2019, respectively.

(2)	On May 15, 2020, the Company completed the acquisition of the specialized distribution business of cleaning products and consumables in the United States, through the controlling interest of NW Synergy, which includes WAXIE Sanitary Supply (“WAXIE”) and North American Corporation (“North American”). Additionally, on December 31, 2020, the Company completed the acquisition of Southeastern Paper Group (“SEPG”). In 2021 the Company acquired other companies increasing its specialized distribution footprint in the United States. See Note 4.1.

(3)	South America includes Brazil, Argentina, Colombia, Chile, Uruguay and Ecuador. South America revenues include Brazilian revenues of Ps. 59,973, Ps. 62,758 and Ps. 67,076 during the years ended December 31, 2021, 2020 and 2019, respectively. South America revenues include Colombia’s revenues of Ps. 17,548, Ps. 14,800 and Ps. 16,440 during the years ended December 31, 2021, 2020 and 2019, respectively. South America revenues include Argentina’s revenues of Ps. 8,546, Ps. 5,531 and Ps. 6,857 during the years ended December 31, 2021, 2020 and 2019, respectively. South America revenues include Chile’s revenues of Ps. 54,709, Ps. 47,208 and Ps. 45,276 during the years ended December 31, 2021, 2020 and 2019, respectively. South America revenues include Uruguay’s revenues of Ps. 3,371, Ps. 3,124 and Ps. 3,421 during the years ended December 31, 2021, 2020 and 2019, respectively. South America revenues include Ecuador’s revenue of Ps. 9,079 , Ps. 9,467 and Ps. 6,539 during the year ended in December 31, 2021, 2020 and 2019, respectively.

28.3Contract balances

As of December 31, 2021, no significant cost was incurred to obtain or perform on a contract that might be capitalized as assets. No significant contacts have been entered into for which the Company has not performed all the obligations as well as additional costs associate with them.

28.4 Transaction price assigned to remaining performance obligations

No performance obligations were identified in customer contracts that are not included in the transaction price, as a result of identified variable considerations per each business unit are part of the transaction price through be consider highly probable that not occurs a significant reversion of the revenue amount.